Investment Objectives and Goals - Simplify Chinese Commodities Strategy No K-1 ETF	Jan. 08, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - SIMPLIFY CHINESE COMMODITIES STRATEGY NO K-1 ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Chinese Commodities Strategy No K-1 ETF (the “Fund” or “CCOM”) seeks capital appreciation.